Equity (Details Narrative) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jul. 29, 2021	Oct. 31, 2021	Oct. 31, 2020
Disclosure of classes of share capital [line items]
Issued of Limited Recourse Capital Notes NVCC, Series 1	$ 1,750
Limited recourse capital notes interest rate description		The LRCNs bear interest at a fixed rate of 3.6% per annum, payable semi-annually, until October 31, 2026 and thereafter at a rate per annum, reset every five years, equal to the prevailing 5-year Government of Canada Yield plus 2.747% until maturity on October 31, 2081. The Bank may redeem the LRCNs, in whole or in part, during the period from October 1 to and including October 31, commencing in 2026 and every five years thereafter, with the prior written approval of OSFI. In the event of (i) non-payment of interest following any interest payment date, (ii) non-payment of the redemption price in case of a redemption of the LRCNs, (iii) non-payment of principal plus accrued and unpaid interest at the maturity of the LRCNs, (iv) an event of default on the LRCNs, or (v) a Trigger Event, the recourse of each LRCN holder will be limited to that holder’s pro rata share of the Limited Recourse Trust’s assets.
Excluding Non Viability Contingent Capital Series Twenty Six [Member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions		790,000,000
Non Viability Contingent Capital [Member] | Subordinated notes and debentures [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions		3,200,000,000
Normal Course Issuer Bid [Member] | Toronto Stock Exchange [Member]
Disclosure of classes of share capital [line items]
Common stock shares authorized to be repurchased		50,000,000
Dividend reinvestment plan [member] | Discount at 2% [member]
Disclosure of classes of share capital [line items]
Common shares at a discount			10,000,000.0
Dividend reinvestment plan [member] | Discount at 0% [member]
Disclosure of classes of share capital [line items]
Common shares at a discount		5,100,000	4,100,000
Dividend reinvestment plan [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount reinvestment of dividend in to common shares		0.00%
Dividend reinvestment plan [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount reinvestment of dividend in to common shares		5.00%
Payable semi-annually, until October 31, 2026 and thereafter at a rate per annum [member
Disclosure of classes of share capital [line items]
Notes receivables fixed interest rate		3.60%
Non-Cumulative 5-Year Fixed Rate Reset Preferred Shares NVCC, Series 26 [member]
Disclosure of classes of share capital [line items]
Issued of Limited Recourse Capital Notes NVCC, Series 1	$ 1,750
Note issued price per share	$ 1,000
Limited Recourse Capital Notes [Member] | Non-Cumulative 5-Year Fixed Rate Reset Preferred Shares NVCC, Series 26 [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions		350,000,000